PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 11,867	$ 10,893
Less: accumulated depreciation	(6,559)	(4,909)
Property and equipment, net	5,308	5,984	$ 3,615
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,742	6,001
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,353	2,186
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	455	514
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,062	2,122
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 255	$ 70